UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2013

1.805751.109

CTF-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Connecticut - 90.6%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,434,376
4.5% 8/15/21	1,225,000	1,325,573
4.5% 8/15/22	1,325,000	1,425,488
5% 8/15/18	1,500,000	1,694,805
5% 8/15/19	750,000	840,675
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	817,245
Series 2010 B, 4% 10/15/19	1,110,000	1,218,314
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	2,014,610
5% 12/1/18 (FSA Insured)	1,635,000	1,783,196
Series 2012 A:
5% 2/15/23	3,510,000	3,814,387
5% 2/15/24	2,490,000	2,672,442
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,580,400
Connecticut Gen. Oblig.:
Series 2006 D:
5% 11/1/24	17,980,000	19,534,731
5% 11/1/25	10,000,000	10,804,300
Series 2006 F, 5% 12/1/21	14,000,000	15,416,940
Series 2007 D, 5% 12/1/19	1,745,000	1,963,509
Series 2008 A, 5% 4/15/27	5,000,000	5,405,100
Series 2008 B, 5% 4/15/28	4,000,000	4,292,080
Series 2011 D:
5% 11/1/24	4,810,000	5,350,307
5% 11/1/25	10,000,000	11,011,100
Series 2012 B:
5% 4/15/24	8,500,000	9,433,895
5% 4/15/25	7,460,000	8,175,041
Series 2012 D:
5% 9/15/31	3,250,000	3,381,658
5% 9/15/32	4,860,000	5,034,960
Series 2013 A, 5% 3/1/27	11,480,000	12,350,873
5% 10/15/30	4,275,000	4,481,996
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,244,980
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Fairfield Univ. Proj.):
Series M, 5% 7/1/34	$ 1,000,000	$ 1,013,170
Series O, 5% 7/1/40	2,000,000	2,002,140
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,246,483
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	2,995,560
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,695,000	1,967,437
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,099,200
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,065,540
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,073,550
5% 7/1/18	1,000,000	1,075,170
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	12,646,320
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,146,340
5% 7/1/30	2,000,000	2,084,300
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,002,250
(Yale Univ. Proj.) Series Z1, 5% 7/1/42	3,335,000	3,459,062
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (AMBAC Insured)	3,020,000	3,252,661
5% 7/1/19 (AMBAC Insured)	2,035,000	2,183,087
5% 7/1/31 (AMBAC Insured)	5,000,000	5,028,400
Series 2011 M, 5.375% 7/1/41	5,485,000	5,552,630
Series 2013 N:
5% 7/1/24	400,000	440,744
5% 7/1/25	300,000	325,167
Series A:
5% 7/1/20	4,855,000	5,342,830
5% 7/1/21	800,000	867,776
5% 7/1/41	3,000,000	2,865,390
Series C:
5% 7/1/20	465,000	523,804
5% 7/1/22	425,000	474,032
5% 7/1/24	1,000,000	1,094,680
Series D:
5% 7/1/21	2,975,000	3,258,726
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series D:
5% 7/1/23	$ 3,335,000	$ 3,593,529
Series G, 5% 7/1/39	1,000,000	1,016,690
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,458,704
Series H1, 5% 7/1/41	1,250,000	1,248,050
Series J:
5% 11/1/24	1,390,000	1,518,200
5% 11/1/25	1,465,000	1,580,823
Series N:
5% 7/1/20	1,250,000	1,373,200
5% 7/1/21	610,000	661,246
5% 7/1/21	1,940,000	2,053,063
5% 7/1/22	2,035,000	2,139,701
5% 7/1/23	1,500,000	1,597,740
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,268,158
5% 1/1/28	1,000,000	1,053,240
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,533,525
5% 1/1/25	875,000	948,623
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,570,297
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,088,192
5% 8/1/27 (AMBAC Insured)	2,000,000	2,140,240
Series 2008 A, 5% 11/1/21	5,000,000	5,585,550
Series 2010 C, 5% 11/1/20	1,085,000	1,251,689
Series 2011 A, 5% 12/1/25	5,000,000	5,472,550
Series 2012 A:
5% 1/1/24	2,855,000	3,185,780
5% 1/1/25	4,000,000	4,386,800
5% 1/1/26	10,000,000	10,827,900
5% 1/1/28	1,000,000	1,061,130
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	1,962,590
5% 6/1/25	7,210,000	7,980,749
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut State Revolving Fund Gen. Rev. Series 2009 A: - continued
5% 6/1/26	$ 2,000,000	$ 2,200,500
Danbury Gen. Oblig.:
Series 2010 B, 5% 7/1/20	1,220,000	1,415,151
Series 2011:
5% 7/15/22	1,000,000	1,145,120
5% 7/15/23	1,300,000	1,471,106
5% 7/15/24	410,000	458,503
5% 7/15/25	350,000	386,806
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	386,554
4% 7/15/22	325,000	344,594
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,755,345
5% 7/1/18	1,000,000	1,160,190
Farmington Gen. Oblig. Series A:
4% 9/15/20	1,445,000	1,574,877
4% 9/15/21	905,000	969,517
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,005,700
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,002,650
Hartford County Metropolitan District (Clean Wtr. Proj.) Series 2013 A, 5% 4/1/32	5,550,000	5,709,563
Hartford Gen. Oblig.:
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,136,940
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,130,570
5% 4/1/21 (FSA Insured)	2,000,000	2,231,800
5% 4/1/22 (FSA Insured)	1,000,000	1,112,580
5% 4/1/24	2,500,000	2,702,450
Series 2013 A, 5% 4/1/27	1,645,000	1,723,993
Monroe Gen. Oblig. Series 2009, 5% 5/1/18	500,000	571,375
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,760,000	2,023,014
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,990
Series 2006, 5% 11/1/16 (AMBAC Insured)	6,750,000	7,481,970
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,098,400
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,106,740
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,252,040
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,215,066
5% 11/1/17	1,900,000	2,123,744
5% 11/1/18	2,005,000	2,243,936
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,452,061
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	688,584
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,617,682
5% 7/1/23	975,000	1,091,269
5% 7/1/26	625,000	680,244
Series 2011 A:
4% 7/1/22	1,000,000	1,060,630
4% 7/1/23	1,000,000	1,047,880
4% 7/1/24	1,000,000	1,038,780
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	552,205
4% 8/1/20	200,000	218,210
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	638,472
4% 7/15/22	600,000	630,474
4% 7/15/23	600,000	623,712
Reg'l. School District #15 4% 7/1/22	1,520,000	1,601,578
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,561,050
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,566,383
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,737,440
Eighth Series A, 5% 8/1/33	1,110,000	1,133,954
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,178,549
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,221,852
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	$ 25,000,000	$ 25,389,745
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,519,619
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,109,853
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	567,588
4% 9/15/21	500,000	531,350
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,009,008
Series 2011 A, 5% 2/15/27	3,000,000	3,215,370
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,151,360
5% 11/15/23	2,700,000	3,049,920
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,235,584
4% 8/1/22	1,000,000	1,051,090
4.25% 8/1/21	1,000,000	1,083,260
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,669,916
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,215,873
Series 2009 B:
4.5% 7/1/20	1,375,000	1,512,143
5% 7/1/18	2,635,000	3,017,470
5% 7/1/19	1,000,000	1,148,660
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,148,440
5% 7/1/22	1,210,000	1,372,624
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,577,960
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	1,998,430
5% 8/1/22	2,000,000	2,251,740
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	842,896
Series 2009, 5% 2/1/21	480,000	538,762
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Westport Gen. Oblig.: - continued
Series 2010:
4% 11/1/20	$ 1,050,000	$ 1,165,658
4% 11/1/21	1,000,000	1,090,160
		436,124,661
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,018,270
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)(b)	750,000	774,570
6.375% 10/1/43 (a)(b)	800,000	786,816
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,189,056
		3,768,712
Puerto Rico - 5.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,436,933
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	450,813
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,739,228
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,171,789
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,909,740
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	254,423
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,938,980
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,167,250
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,327,365
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	819,296
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,110,200
		28,326,017
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,460,983
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $475,169,989)	470,680,373
NET OTHER ASSETS (LIABILITIES) - 2.2%	10,437,084
NET ASSETS - 100%	$ 481,117,457
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $475,169,989. Net unrealized depreciation aggregated $4,489,616, of which $9,263,517 related to appreciated investment securities and $13,753,133 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2013

1.805777.109

NJT-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
3% 10/1/14 (a)(c)	$ 1,000,000	$ 1,010,330
6.375% 10/1/43 (a)(c)	1,000,000	983,520
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,683,480
		3,677,330
New Jersey - 87.8%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	6,425,000	7,104,058
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,985,000	2,159,601
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,101,800
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	3,290,000	3,497,533
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,062
5.25% 8/15/17	20,000	20,061
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,371,141
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,609,875
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,654,304
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,135,890
5% 11/1/23	1,000,000	1,120,750
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,179,220
5% 3/1/21	1,000,000	1,124,690
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,099,210
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,232,038
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,566,250
Series 2005 B, 6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	12,913,151
Series 2012 A, 5% 11/1/22	6,600,000	7,558,650
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,210,000	$ 3,318,370
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,583,205
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,655,998
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,757,154
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,330,238
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,696,000
Lenape Reg'l. High School District 7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,800
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	843,068
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,464,140
5% 8/1/28	4,000,000	4,220,360
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	24,379
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,565,391
5% 9/1/26	600,000	622,428
5% 9/1/27	440,000	453,165
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	3,000,000	3,141,270
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,639,475
Series 2005 K, 5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,295,680
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,623,700
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,886,273
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,329,099
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	3,000,000	3,218,100
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	3,003,560
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,654,300
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,427,300
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,757,760
Series 2006 S, 5% 9/1/36	9,000,000	8,939,160
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2007 U, 5% 9/1/37	$ 2,000,000	$ 1,983,420
Series 2012 II, 5% 3/1/26	5,000,000	5,275,800
Series 2012, 5% 6/15/20	5,000,000	5,395,550
Series 2013 NN, 5% 3/1/27	20,000,000	20,718,392
Series 2013:
5% 3/1/23	4,800,000	5,295,504
5% 3/1/25	700,000	749,112
6% 12/15/34	1,945,000	2,115,752
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (c)	5,000,000	5,183,800
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,082,280
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	173,225
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,053,526
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,069,940
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,074,040
5% 7/1/14	235,000	244,283
5% 7/1/15	235,000	254,336
5% 7/1/17	490,000	560,139
5% 7/1/18	250,000	289,920
5% 7/1/19	200,000	233,294
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,765,750
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,978,216
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,111,760
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,844,065
Series 2012 A:
5% 7/1/18	1,000,000	1,128,390
5% 7/1/19	1,025,000	1,154,724
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Series 2012 B:
5% 7/1/37	$ 750,000	$ 751,538
5% 7/1/42	1,100,000	1,088,318
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,050,900
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	112,348
5% 9/1/17	4,750,000	5,293,210
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	33,704
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	22,470
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,434,600
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,127,930
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,765,000	3,873,281
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,499,120
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,793,051
Series 2010, 5% 1/1/34	2,000,000	1,920,940
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	4,999,650
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,196,419
5% 3/1/21	2,680,000	2,878,374
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,668,422
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,574,740
Series 2008 A, 5.25% 10/1/38	5,965,000	6,119,434
Series 2008, 6.625% 7/1/38	10,745,000	10,519,677
Series 2009 A, 5.75% 10/1/31	4,000,000	4,344,760
Series 2011:
5% 7/1/19	1,500,000	1,699,350
5% 7/1/23	2,500,000	2,707,350
5% 7/1/24	2,000,000	2,136,600
5% 7/1/25	2,265,000	2,392,180
Series 2012 A:
5% 7/1/18	795,000	866,232
5% 7/1/22	1,400,000	1,467,046
5% 7/1/23	1,000,000	1,038,970
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 2,000,000	$ 2,073,500
5% 7/1/25	1,000,000	1,023,570
Series 2012 II, 5% 7/1/42	1,000,000	910,970
Series 2012, 5% 7/1/21	2,325,000	2,548,386
Series 2013 A:
5% 7/1/28	1,080,000	1,106,892
5% 7/1/32	1,600,000	1,582,576
5.25% 7/1/28 (a)	3,250,000	3,342,723
Series 2013:
5% 7/1/26	1,335,000	1,387,439
5.25% 7/1/31	4,000,000	3,765,720
5.5% 7/1/43	3,000,000	2,734,710
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17 (a)	2,500,000	2,833,775
Series 2013:
4% 12/1/20 (c)	2,500,000	2,518,650
5% 12/1/21 (c)	2,100,000	2,206,890
5% 12/1/22 (c)	2,250,000	2,337,570
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,298,713
5% 7/1/42	5,000,000	5,006,700
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,066,970
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,945,000	2,057,207
6.5% 1/1/16 (Escrowed to Maturity)	4,820,000	5,180,391
Series 2005 C:
6.5% 1/1/16	385,000	434,623
6.5% 1/1/16 (Escrowed to Maturity)	190,000	216,002
Series 2009 E, 5.25% 1/1/40	10,600,000	10,701,972
Series 2009 G, 5% 1/1/17	3,745,000	4,190,168
Series 2009 I, 5% 1/1/35	5,000,000	5,037,350
Series 2012 B, 5% 1/1/24	2,650,000	2,891,018
6.5% 1/1/16 (Escrowed to Maturity)	210,000	238,214
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,082,492
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000,000	$ 12,169,740
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,016,454
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	10,886,135
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,363,044
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,751,213
Series 2005 D, 5% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	4,000,000	4,321,120
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,157,100
0% 12/15/34	4,000,000	1,136,200
Series 2008 A:
0% 12/15/35	12,055,000	3,272,209
0% 12/15/36	25,000,000	6,356,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,833,359
Series 2009 A:
0% 12/15/36	1,915,000	486,927
0% 12/15/38	13,900,000	3,103,731
0% 12/15/39	18,895,000	3,955,857
Series 2010 A, 0% 12/15/30	14,750,000	5,825,218
Series 2010 A3, 0% 12/15/34	10,775,000	3,172,376
Series 2011 A, 5.25% 6/15/25	6,000,000	6,492,540
Series 2011 B:
5.25% 6/15/25	3,185,000	3,446,457
5.25% 6/15/26	2,000,000	2,154,480
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,557,268
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,133,910
Newark Gen. Oblig.:
Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	2,849,571
Series 2013 A:
5% 7/15/17	2,000,000	2,235,260
5% 7/15/18	3,130,000	3,521,094
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	$ 2,500,000	$ 2,542,475
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,415,799
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,833,908
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,010,810
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,352,420
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,599,405
5% 5/1/39	9,500,000	9,634,805
Series 2010 I, 5% 5/1/29	1,110,000	1,176,900
Series 2013 L, 5% 5/1/43	5,000,000	5,056,950
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,041,940
		524,923,105
New Jersey/Pennsylvania - 2.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,989,128
Series 2012 A:
5% 7/1/21	600,000	668,040
5% 7/1/24	1,200,000	1,306,080
5% 7/1/25	1,100,000	1,181,884
5% 7/1/26	500,000	532,240
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,028,740
Series 2010 D, 5% 1/1/40	4,000,000	3,982,320
		13,688,432
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (c)	2,800,000	2,906,652
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
141st Series:
5% 9/1/18 (c)	$ 6,000,000	$ 6,444,300
5% 9/1/21 (CIFG North America Insured) (c)	2,400,000	2,560,080
163rd Series, 5% 7/15/35	3,255,000	3,328,758
166th Series, 5% 1/15/41	5,000,000	4,970,150
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,195,330
		23,405,270
Puerto Rico - 3.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	1,981,520
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,938,980
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,649,950
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,760,775
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,024,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2009 A, 6.5% 8/1/44	1,500,000	1,421,775
Series 2010 C, 6% 8/1/39	2,200,000	1,984,334
Series 2011 C, 0% 8/1/38	23,300,000	3,897,624
		18,659,078
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,060,040
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 522,045
Series 2009 B, 5% 10/1/25	1,200,000	1,237,320
		2,819,405
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $588,761,644)	587,172,620
NET OTHER ASSETS (LIABILITIES) - 1.8%	10,936,358
NET ASSETS - 100%	$ 598,108,978
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $588,777,676. Net unrealized depreciation aggregated $1,605,056, of which $18,399,786 related to appreciated investment securities and $20,004,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013